Document and Entity Information	3 Months Ended
Mar. 28, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 28, 2015
Trading Symbol	SUM
Entity Registrant Name	SUMMIT MATERIALS, INC.
Entity Central Index Key	0001621563
Entity Filer Category	Non-accelerated Filer